Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Securities held-to-maturity	$ 9,225	$ 13,950
Loans held for sale	1,378	622
Bank-owned life insurance	21,416	18,894
Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	488	328
Carrying Value [Member]
Financial assets
Cash and cash equivalents	181,652	102,017
Securities held-to-maturity	9,045	13,869
Restricted stock	4,614	4,614
Loans held for sale	1,378	622
Net loans	600,885	544,616
Bank-owned life insurance	21,416	18,894
Accrued interest receivable	2,159	1,641
Financial liabilities
Deposits	891,562	683,546
Short-term borrowings	37,215	38,889
Other borrowings	4,664	6,330
Accrued interest payable	90	127
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	488	328
Fair Value [Member]
Financial assets
Cash and cash equivalents	181,652	102,017
Securities held-to-maturity	9,225	13,950
Loans held for sale	1,378	622
Net loans	598,583	542,981
Bank-owned life insurance	21,416	18,894
Accrued interest receivable	2,159	1,641
Financial liabilities
Deposits	892,357	683,425
Short-term borrowings	37,215	38,889
Other borrowings	4,775	6,273
Accrued interest payable	90	127
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	488	328
Fair Value [Member] | Level I [Member]
Financial assets
Cash and cash equivalents	181,652	102,017
Loans held for sale	1,378	622
Bank-owned life insurance	21,416	18,894
Accrued interest receivable	2,159	1,641
Financial liabilities
Deposits	768,230	555,985
Short-term borrowings	37,215	38,889
Accrued interest payable	90	127
Fair Value [Member] | Level II [Member]
Financial assets
Securities held-to-maturity	9,225	13,950
Fair Value [Member] | Level III [Member]
Financial assets
Net loans	598,583	542,981
Financial liabilities
Deposits	124,127	127,440
Other borrowings	4,775	6,273
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	$ 488	$ 328